S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Dec. 05, 2025
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]

Sponsor and Affiliates Compensation

The following table sets forth the payments received by Sponsor and its affiliates from CCIX prior to or in connection with the completion of the initial business combination and the securities issued by CCIX to Sponsor or its affiliates:

Entity/Individual	Amount of Compensation Received or Securities Issued	Consideration Paid or to be Paid
Sponsor

7,187,500 CCIX Founder Shares

725,000 CCIX Private Placement Units

Up to $600,000

Up to $1,500,000 in working capital loans, which loans may be convertible into units of CCIX at a price of $10.00 per unit.

Reimbursement for any out-of-pocket expenses related to identifying, investigation and completing an initial business combination

$25,000 (approximately $0.003 per share)

$7,250,000

Repayment of loans made to us to cover offering related and organizational expenses

Working capital loans to finance transaction costs in connection with an initial business combination

Services in connection with identifying, investigating and completing an initial business combination

M. Klein & Associates	$30,000 per month	Office space, administrative and shared personnel support services
Sponsor, our officers, directors, or our or their affiliates	Finder’s fee, advisory fee, consulting fee or success fee

Any services they render in order to effectuate the completion of our initial business combination.

We may engage one or more affiliates of our sponsor, officers or directors or their respective affiliates to provide additional services to us after this offering, including, for example, identifying potential targets or providing financial advisory services, and may pay such affiliates fair and reasonable fees or other compensation that would be determined at that time in an arm’s length negotiation.